UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
F O R M O R E I N F O R M AT I O N

Back Cover

CitizensSelect
Prime Money Market Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. Even the money markets were briefly affected when sub-prime jitters hit the commercial paper market.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased to reflect a more borrower-friendly tone in the credit markets. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, lower short-term interest rates from the Federal Reserve Board should help keep credit available to borrowers and forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your cash allocations for a changing market environment.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by James G. O’Connor, Portfolio Manager

Fund and Market Performance Overview

A credit crisis in U.S. fixed-income markets and a slowing U.S. housing market has prompted the Federal Reserve Board (the “Fed”) to reduce short-term interest rates, resulting in moderately lower yields on money market instruments.

For the six-month period ended October 31, 2007, CitizensSelect Prime Money Market Fund produced annualized yields of 5.13% for Class A shares, 4.88% for Class B shares, 4.63% for Class C shares and 4.24% for Class D shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 5.26% for Class A shares, 4.99% for Class B shares, 4.73% for Class C shares and 4.32% for Class D shares.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

A Worsening Credit Crisis Prompted Fed Intervention

When the reporting period began, the U.S. economy was sending mixed signals. On one hand, housing prices continued to slide and consumer sentiment deteriorated in May.On the other hand,an increase in the core personal consumption price index suggested that inflation could be a more persistent problem than expected. In June, the Fed stated that it was not yet convinced of the sustainability of lower inflationary pressures. It later was announced that the U.S. GDP grew at an annualized rate of 3.8% in the second quarter of 2007, lending credence to the Fed’s inflation-fighting bias.

July proved to be a difficult month for the financial markets, as intensifying housing and lending concerns sparked a sharp repricing of risk when rising delinquencies and defaults spread from the sub-prime mortgage sector to home equity borrowers with good credit histories. Sales of existing homes slid to the slowest pace in almost five years, and sales of new single-family homes dropped by a significantly greater amount than had been expected. Tightness in the credit markets also created turmoil in other areas, including the inter-bank lending market and the commercial paper and syndicated loan markets.

Although the Fed refrained from adjusting monetary policy at its meeting in early August, the credit crisis prompted some analysts to call for intervention. The Fed did so on August 17, when it reduced the discount rate by 50 basis points to promote market liquidity and stability.The Fed followed up in September with additional reductions of 50 basis points in the discount rate and federal funds rate, actions that were designed to ease conditions in the money markets and prevent a spillover into the broader economy.These moves appeared to be warranted, as fallout from the sub-prime mortgage crisis included billions in subprime-related asset write-downs by major investment and commercial banks, a sharp increase in foreclosure filings and a surge in canceled home sales contracts.

In October, the economy continued to show signs of weakness, including reports of a tepid September increase in consumer spending of 0.3% . At the same time, inflationary pressures continued to mount, with crude oil rising above $95 per barrel.Yet, at the end of the month, the Commerce Department announced that U.S. GDP grew at a stronger-than-expected 3.9% annualized rate in the third quarter. Later the same day, the Fed again cut the federal funds rate, this time by 25 basis points to 4.5% . In the statement released after the meeting, the Fed stated that it expected slower economic growth due to the intensification of the housing correction, but that it regarded the risks of recession and inflation as balanced.

Caution Remains Warranted in Uncertain Markets

As the credit crisis unfolded and the Fed cut interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Meanwhile, demand for money market instruments surged as investors engaged in a “flight to quality.” In this environment, we increased the fund’s weighted average maturity toward a position we considered longer than industry averages.

While additional rate cuts are not guaranteed, the Fed has shown that it stands ready to act to provide liquidity when needed.The Fed and market participants will be analyzing incoming data in order to determine the best course of action in these uncertain market conditions.

November 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.56	$ 5.59
Ending value (after expenses)	$1,026.20	$1,024.90	$1,023.60	$1,021.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.56	$ 5.58
Ending value (after expenses)	$1,024.13	$1,022.87	$1,021.62	$1,019.61

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—20.1%	Amount ($)	Value ($)

Credit Suisse (Yankee)
5.33%, 12/5/07	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
5.05%, 1/25/08	25,000,000 [a]	25,000,000
HSH Nordbank AG (Yankee)
5.31%, 11/16/07	35,000,000 [a]	35,000,000
Mizuho Corporate Bank (Yankee)
4.87%, 1/2/08	25,000,000	25,000,000
Natixis (Yankee)
4.77%, 5/2/08	25,000,000	25,000,000
UniCredito Italiano SpA (Yankee)
5.24%, 12/21/07	25,000,000	25,000,000
Union Bank of California, N.A.
5.43%, 11/9/07	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $190,000,000)		190,000,000

Commercial Paper—43.2%

Allied Irish Banks N.A. Inc.
4.95%, 2/25/08	25,000,000	24,608,097
Aquinas Funding LLC
5.24%, 12/18/07—12/20/07	45,000,000 [a]	44,690,518
Bank of Scotland PLC
5.09%, 1/18/08	25,000,000	24,728,083
Barclays U.S. Funding Corp.
5.16%, 2/19/08	25,000,000	24,612,708
Chariot Funding LLC
5.22%, 12/20/07	25,000,000 [a]	24,824,757
Commerzbank U.S. Finance Inc.
4.79%, 1/3/08	25,000,000	24,792,187
DnB NOR Bank ASA
5.08%, 1/16/08	25,000,000	24,735,056
FCAR Owner Trust, Ser. I
5.08%, 2/21/08	25,000,000	24,611,111

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

General Electric Capital Services Inc.
5.33%, 12/3/07	25,000,000	24,884,667
Gotham Funding Corp.
4.81%—5.04%, 1/25/08—4/25/08	37,387,000 [a]	36,808,416
Scaldis Capital Ltd.
5.25%, 12/24/07	20,268,000 [a]	20,113,434
Skandinaviska Enskilda Banken AB
5.16%, 4/11/08	25,000,000	24,434,125
Societe Generale N.A. Inc.
5.32%, 11/13/07	25,000,000	24,956,458
Swedbank (ForeningsSparbanken AB)
5.31%, 11/15/07	35,000,000	34,929,631
WestpacTrust Securities NZ Ltd.
5.11%, 1/18/08	25,000,000 [a]	24,727,000
Total Commercial Paper
(cost $408,456,248)		408,456,248

Corporate Notes—14.5%

Commonwealth Bank of Australia
4.91%, 11/26/07	15,000,000 [b]	15,000,000
General Electric Capital Corp.
4.91%, 11/26/07	25,000,000 [b]	25,000,000
Lehman Brothers Holdings Inc.
5.06%, 11/2/07	11,000,000 [b]	11,003,870
Morgan Stanley
5.33%, 1/18/08	21,000,000 [b]	21,006,722
Rabobank Nederland
5.52%, 11/15/07	25,000,000 [b]	25,000,000
Societe Generale
5.11%, 11/2/07	15,000,000 [b]	15,000,000
Svenska Handelsbanken
4.97%, 11/21/07	10,000,000 [b]	10,000,000
Wells Fargo & Co.
5.17%, 11/6/07	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $137,010,592)		137,010,592

	Principal
Promissory Note—2.7%	Amount ($)	Value ($)

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000 [c]	25,000,000

Time Deposits—2.7%

Key Bank U.S.A., N.A. (Grand Cayman)
4.44%, 11/1/07
(cost $25,000,000)	25,000,000	25,000,000

Repurchase Agreements—19.1%

Deutsche Bank Securities
5.06%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,215 (fully collateralized by
$458,959,206 Corporate Bonds, 0%-7.73%,
due 4/22/13-10/25/47, value $30,900,000)	30,000,000	30,000,000
HSBC USA Inc
5.04%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,198 (fully collateralized by
$92,077,000 Corporate Bonds, 6.072%-7.328%,
due 12/25/35-9/25/46, value $30,901,425)	30,000,000	30,000,000
J.P. Morgan Chase & Co.
5.06%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,215 (fully collateralized by
$72,415,000 Corporate Bonds, 7.461%,
due 4/1/13, value $30,900,123)	30,000,000	30,000,000
Merrill Lynch & Co. Inc.
5.09%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,240 (fully collateralized by
$31,100,000 Corporate Bonds, 9.81%,
due 4/15/12, value $31,503,444)	30,000,000	30,000,000
Morgan Stanley
4.92%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,100 (fully collateralized by
$31,000,000 Federal Agricultural Mortgage Corp.,
5.125%, due 4/19/17, value $31,114,663 and
$1,540,734 Federal National Mortgage Association,
5.50%, due 12/1/32, value $578,627)	30,000,000	30,000,000

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

UBS Securities LLC
5.04%, dated 10/31/07, due 11/1/07 in the
amount of $30,004,198 (fully collateralized by
$29,291,000 Corporate Bonds, 6%-7.75%,
due 7/30/10-10/5/37, value $30,900,105)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $180,000,000)		180,000,000

Total Investments (cost $965,466,840)	102.3%	965,466,840
Liabilities, Less Cash and Receivables	(2.3%)	(22,101,243)
Net Assets	100.0%	943,365,597

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $211,164,125 or 22.4% of net assets.
[b] Variable rate security—interest rate subject to periodic change.
[c] This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public
resale.This security was acquired on 9/21/07 at a cost of $25,000,000. At October 31, 2007, the aggregate value of this security was $25,000,000 representing 2.7% of net assets and are valued at amortized cost.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Banking	58.1	Asset-Backed/Multi-Seller Programs	3.9
Repurchase Agreements	19.1	Asset-Backed/Single Seller	2.6
Brokerage Firms	6.0	Asset-Backed/Certificates	2.6
Finance	5.3
Insurance	4.7		102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities-See Statement of
Investments (including Repurchase Agreements
of $180,000,000)—Note 1(b)			965,466,840	965,466,840
Cash				380,772
Interest receivable				2,801,341
				968,648,953

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				90,219
Payable for investment securities purchased				25,000,000
Due to Citizens—Note 2(d)				189,058
Payable for shares of Beneficial Interest redeemed				4,079
				25,283,356

Net Assets ($)				943,365,597

Composition of Net Assets ($):
Paid-in capital				943,368,894
Accumulated net realized gain (loss) on investments				(3,297)

Net Assets ($)				943,365,597

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	351,259,866	428,421,636	69,559,017	94,125,078
Shares Outstanding	351,260,507	428,423,881	69,559,464	94,125,042

Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	25,335,013
Expenses:
Management fee—Note 2(a)	473,557
Administration serives fees—Note 2(c)	710,339
Omnibus account service fees—Note 2(d)	473,557
Distribution fees—Note 2(b)	354,129
Total Expenses	2,011,582
Investment Income—Net	23,323,431

Realized Gain (Loss) on Investments—Note 1(b) ($)	2,046
Net Increase in Net Assets Resulting from Operations	23,325,477

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	23,323,431	40,611,030
Net realized gain (loss) on investments	2,046	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,325,477	40,611,030

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,760,342)	(16,716,704)
Class B Shares	(10,132,900)	(18,605,212)
Class C Shares	(1,722,262)	(3,123,218)
Class D Shares	(1,707,927)	(2,165,896)
Total Dividends	(23,323,431)	(40,611,030)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	988,933,984	2,057,991,540
Class B Shares	770,904,656	1,644,504,953
Class C Shares	47,331,765	126,785,038
Class D Shares	91,957,114	143,676,357
Dividends reinvested:
Class A Shares	2,868,745	5,386,747
Class B Shares	1,482,441	2,903,839
Class C Shares	1,075,278	2,167,434
Class D Shares	1,707,900	2,165,872
Cost of shares redeemed:
Class A Shares	(1,025,471,759)	(1,900,916,338)
Class B Shares	(763,526,791)	(1,557,458,747)
Class C Shares	(52,155,810)	(118,456,326)
Class D Shares	(71,003,756)	(122,673,825)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,896,233)	286,076,544
Total Increase (Decrease) in Net Assets	(5,894,187)	286,076,544

Net Assets ($):
Beginning of Period	949,259,784	663,183,240
End of Period	943,365,597	949,259,784

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.051	.037	.017	.009	.014
Distributions:
Dividends from
investment income—net	(.026)	(.051)	(.037)	(.017)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.20[a]	5.23	3.80	1.71	.91	1.42

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[a]	.20	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.20[a]	.20	.20	.20	.20	.18
Ratio of net investment income
to average net assets	5.15[a]	5.13	3.84	1.72	.90	1.39

Net Assets, end of period
($ x 1,000)	351,260	384,928	222,466	134,493	70,667	65,309

[a] Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.049	.035	.014	.007	.012
Distributions:
Dividends from
investment income—net	(.025)	(.049)	(.035)	(.014)	(.007)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.94[a]	4.97	3.54	1.46	.65	1.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.45[a]	.45	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.90[a]	4.87	3.53	1.47	.66	1.12

Net Assets, end of period
($ x 1,000)	428,422	419,560	329,610	246,689	248,396	476,230

[a] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.046	.032	.012	.004	.010
Distributions:
Dividends from
investment income—net	(.023)	(.046)	(.032)	(.012)	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.68[a]	4.71	3.29	1.20	.40	.98

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[a]	.70	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.70[a]	.70	.70	.70	.70	.62
Ratio of net investment income
to average net assets	4.65[a]	4.62	3.32	1.22	.41	.96

Net Assets, end of period
($ x 1,000)	69,559	73,308	62,811	44,672	73,774	60,388

[a] Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class D Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.042	.029	.009	.003	.007
Distributions:
Dividends from
investment income—net	(.021)	(.042)	(.029)	(.009)	(.003)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.28[a]	4.30	2.90	.94	.30	.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[a]	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.10[a]	1.10	1.08	1.02	.80	.87
Ratio of net investment income
to average net assets	4.25[a]	4.22	2.94	.90	.29	.62

Net Assets, end of period
($ x 1,000)	94,125	71,464	48,295	28,356	2,474	1,284

[a] Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions,acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class,and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are

“more-likely-than-not” of being sustained by the applicable tax author-ity.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $5,343 for federal income tax purposes available to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $178 of the carryover expires in fiscal 2012, $5,079 expires in fiscal 2013 and $86 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2007, Class C and Class D shares were charged $92,618 and $261,511, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2007, Class B, Class C and Class D shares were charged $517,139, $92,618 and $100,582, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2007, Class A, Class B, Class C and Class D shares were charged $189,422, $206,856, $37,047 and $40,232, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $27,166 and Rule 12b-1 distribution plan fees $63,053.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $117,233 and omnibus account services plan fees $71,825.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 19-20, 2007, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2007.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
20	Information About the Review and Approval
of the Fund’s Management Agreement
F O R M O R E I N F O R M AT I O N

Back Cover

CitizensSelect
Treasury Money Market Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. Even the money markets were briefly affected when sub-prime jitters hit the commercial paper market.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased to reflect a more borrower-friendly tone in the credit markets. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, lower short-term interest rates from the Federal Reserve Board should help keep credit available to borrowers and forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your cash allocations for a changing market environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by James G. O’Connor, Portfolio Manager

Fund and Market Performance Overview

A credit crisis in U.S. fixed-income markets and a slowing U.S. housing market has prompted the Federal Reserve Board (the “Fed”) to reduce short-term interest rates, resulting in moderately lower yields on money market instruments.

For the six-month period ended October 31, 2007, CitizensSelect Treasury Money Market Fund produced annualized yields of 4.45% for Class A shares, 4.20% for Class B shares, 3.96% for Class C shares and 3.56% for Class D shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 4.55% for Class A shares, 4.29% for Class B shares, 4.03% for Class C shares and 3.61% for Class D shares.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

A Worsening Credit Crisis Prompted Fed Intervention

When the reporting period began, the U.S. economy was sending mixed signals to investors. On one hand, housing prices continued to slide and consumer sentiment deteriorated in May. On the other hand, a key measure of inflation, the core personal consumption price index, rose by 2.2%, suggesting that inflation could be a more persistent problem than expected. In June, signs of stronger economic growth contributed to higher yields on longer-term bonds, and the Fed stated that it was not yet convinced of the sustainability of lower

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

inflationary pressures. It later was announced that the U.S. GDP grew at an annualized rate of 3.8% in the second quarter of 2007, lending credence to the Fed’s inflation-fighting bias.

July proved to be a difficult month for the financial markets, as intensifying housing and lending concerns sparked a sharp repricing of risk when rising delinquencies and defaults spread from the sub-prime mortgage sector to home equity borrowers with good credit histories. Sales of existing homes slid to the slowest pace in almost five years, and sales of new single-family homes dropped by a significantly greater amount than had been expected.This led to concerns that consumers would cut back on spending, potentially threatening the economic expansion.Tightness in the credit markets also created turmoil in other areas, including the inter-bank lending market and the commercial paper and syndicated loan markets.

Although the Fed refrained from adjusting monetary policy at its meeting in early August, the credit crisis prompted some analysts to call for intervention. The Fed did so on August 17, when it reduced the discount rate by 50 basis points and relaxed some collateral requirements to promote market liquidity and stability. In the statement accompanying the discount rate cut, the Fed indicated that “the downside risks to growth have increased appreciably.”

The Fed followed up in September with additional reductions of 50 basis points in the discount rate and federal funds rate, actions that were designed to ease conditions in the money markets and prevent a spillover into the broader economy. These moves appeared to be warranted, as fallout from the sub-prime mortgage crisis included billions in sub-prime-related asset write-downs by major investment and commercial banks, a sharp increase in foreclosure filings and a surge in canceled home sales contracts.

In October, the economy continued to show signs of weakness, including reports of a tepid September increase in consumer spending of 0.3% . At the same time, inflationary pressures continued to mount,

4

with crude oil rising above $95 per barrel.Yet, at the end of the month, the Commerce Department announced that U.S. GDP grew at a stronger-than-expected 3.9% annualized rate in the third quarter. Later the same day, the Fed again cut the federal funds rate, this time by 25 basis points to 4.5% . In the statement released after the meeting, the Fed stated that it expected slower economic growth due to the intensification of the housing correction, but that it regarded the risks of recession and inflation as balanced.

Caution Remains Warranted in Uncertain Markets

As the credit crisis unfolded and the Fed cut interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Meanwhile, demand for money market instruments surged as investors engaged in a “flight to quality” and shifted assets from riskier investments to money market funds. In this environment, we increased the fund’s weighted average maturity toward a position we considered longer than industry averages.

While additional rate cuts are not guaranteed, the Fed has shown that it stands ready to act to provide liquidity when needed.The Fed and market participants will be analyzing incoming data in order to determine the best course of action in these uncertain market conditions.

November 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.55	$ 5.58
Ending value (after expenses)	$1,022.70	$1,021.40	$1,020.10	$1,018.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.56	$ 5.58
Ending value (after expenses)	$1,024.13	$1,022.87	$1,021.62	$1,019.61

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—107.0%	Purchase (%)	Amount ($)	Value ($)

11/1/07	4.73	95,929,000	95,929,000
11/8/07	4.15	150,414,000	150,293,446
11/15/07	4.06	130,000,000	129,796,358
11/23/07	2.72	87,000,000	86,856,450
11/29/07	4.61	101,136,000	100,780,574
12/6/07	3.95	103,000,000	102,607,691
12/13/07	3.93	100,000,000	99,546,167
12/20/07	4.20	57,400,000	57,075,527
1/3/08	3.90	195,000,000	193,682,775
2/28/08	4.01	66,050,000	65,188,842
3/6/08	4.05	39,000,000	38,456,415
3/13/08	4.06	50,000,000	49,262,958
5/1/08	3.99	80,000,000	78,416,600

Total Investments (cost $1,247,892,803)		107.0%	1,247,892,803
Liabilities, Less Cash and Receivables		(7.0%)	(82,004,154)
Net Assets		100.0%	1,165,888,649

Portfolio Summary (Unaudited) †
			Value (%)

U.S. Treasury Bills			107.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			1,247,892,803	1,247,892,803
				1,247,892,803

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				107,389
Cash overdraft due to Custodian				3,241,500
Payable for investment securities purchased				78,416,600
Due to Citizens—Note 2(d)				238,665
				82,004,154

Net Assets ($)			1,165,888,649

Composition of Net Assets ($):
Paid-in capital				1,165,880,817
Accumulated net realized gain (loss) on investments				7,832

Net Assets ($)			1,165,888,649

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	556,211,318	590,795,570	15,825,856	3,055,905
Shares Outstanding	556,201,854	590,796,920	15,826,193	3,055,850

Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	26,376,106
Expenses:
Management fee—Note 2(a)	569,405
Administration service fees—Note 2 (c)	669,659
Omnibus account service fees—Note 2(d)	569,405
Distribution fees—Note 2(b)	28,330
Total Expenses	1,836,799
Investment Income—Net	24,539,307

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	18,204
Net Increase in Net Assets Resulting from Operations	24,557,511

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	24,539,307	21,426,031
Net realized gain (loss) on investments	18,204	10,734
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,557,511	21,436,765

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(13,324,556)	(10,433,207)
Class B shares	(10,880,388)	(10,280,221)
Class C shares	(272,589)	(475,960)
Class D shares	(61,774)	(236,643)
Total Dividends	(24,539,307)	(21,426,031)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,075,377,476	289,085,446
Class B shares	510,556,091	801,430,491
Class C shares	36,059,894	37,637,710
Class D shares	5,801,886	5,789,320
Dividends reinvested:
Class A shares	284,092	361,175
Class B shares	318,812	664,178
Class C shares	124,108	263,049
Class D shares	61,772	236,637
Cost of shares redeemed:
Class A shares	(767,589,376)	(235,100,310)
Class B shares	(421,144,597)	(496,587,374)
Class C shares	(32,757,798)	(37,698,562)
Class D shares	(6,885,405)	(7,966,252)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	400,206,955	358,115,508
Total Increase (Decrease) in Net Assets	400,225,159	358,126,242

Net Assets ($):
Beginning of Period	765,663,490	407,537,248
End of Period	1,165,888,649	765,663,490

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.048	.034	.015	.008	.013
Distributions:
Dividends from
investment income—net	(.022)	(.048)	(.034)	(.015)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.50[a]	4.86	3.41	1.50	.77	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[a]	.20	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.20[a]	.20	.20	.20	.20	.19
Ratio of net investment income
to average net assets	4.42[a]	4.77	3.34	1.55	.76	1.24

Net Assets, end of period
($ x 1,000)	556,211	248,129	193,778	210,987	73,735	73,357

[a] Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.045	.031	.012	.005	.011
Distributions:
Dividends from
investment income—net	(.021)	(.045)	(.031)	(.012)	(.005)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.25[a]	4.60	3.16	1.25	.51	1.08

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.45[a]	.45	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.20[a]	4.54	3.16	1.30	.51	.99

Net Assets, end of period
($ x 1,000)	590,796	501,057	195,545	153,922	149,761	198,787

[a] Annualized.
See notes to financial statements.

12

Six Months Ended
October 31, 2007			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.043	.029	.010	.003	.009
Distributions:
Dividends from
investment income—net	(.020)	(.043)	(.029)	(.010)	(.003)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.99[a]	4.34	2.90	.99	.26	.88

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[a]	.70	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.70[a]	.70	.70	.70	.70	.61
Ratio of net investment income
to average net assets	3.98[a]	4.26	2.79	1.05	.26	.89

Net Assets, end of period
($ x 1,000)	15,826	12,399	12,197	20,727	14,828	15,327

[a] Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class D Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.039	.025	.007	.002	.006
Distributions:
Dividends from
investment income—net	(.018)	(.039)	(.025)	(.007)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.59[a]	3.92	2.52	.74	.18	.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[a]	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.10[a]	1.10	1.08	1.04	.77	.89
Ratio of net investment income
to average net assets	3.59[a]	3.86	2.49	.71	.16	.45

Net Assets, end of period
($ x 1,000)	3,056	4,078	6,018	5,510	188	39

a Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

16

securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $10,372 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $18 of the carryover expires in fiscal 2013, and $10,354 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31,2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2007, Class C and Class D shares were charged $17,146 and $11,184, respectively, pursuant to the Plan.

18

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2007, Class B, Class C and Class D shares were charged $648,212, $17,146 and $4,301 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2007, Class A, Class B, Class C and Class D shares were charged $301,540, $259,285, $6,858 and $1,722, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $103,062 and Rule 12b-1 distribution plan fees $4,327.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $127,274 and omnibus account services plan fees $111,391.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 19-20, 2007, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee

20

and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (among the lowest expense ratios) of the Expense Group and Expense Universe, and was the lowest of the Expense Group.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was the highest of the Performance Group for the reported periods ended May 31, 2007, and was below the medians of the Performance Universe for the 1- and 2-year periods, and was above the medians for the 3-, 4- and 5-year periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

22

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)